ASPIRATION FUNDS
4551 Glencoe Avenue
Marina Del Rey, CA  90292
800-683-8529

September 30, 2020

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Aspiration Funds File Nos. 333-192991 and 811-22922

Ladies and Gentlemen,
On behalf of the Aspiration Funds and pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to Supplements to the Summary Prospectus, Prospectus, and Statement of Additional Information which were filed with the Securities and Exchange Commission on September 25, 2020.
If you have any questions or comments in connection with the foregoing, please contact the undersigned at 252-984-3807.
Sincerely,
/s/ Tracie A. Coop
Tracie A. Coop, Secretary